PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2024	Feb. 23, 2024
Property, plant and equipment [abstract]
Net book value as at 31 December 2023	€ 5,344
Acquisition of CCBPI	1,089
Additions	388
Disposals	(7)
Impairment	(2)
Transfers to assets held for sale	(19)
Transfers to investment property	(33)
Depreciation expense	(360)
Other transfers and reclassifications	5
Currency translation adjustments	(23)
Net book value as at 28 June 2024	6,382
Right of Use Asset	€ 680
Right-of-use assets recognized as of acquisition date		€ 9